Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 18 – SUBSEQUENT EVENTS

On January 14, 2026, the Company settled its pending SOL purchase transaction with a related party, and received a total of 13,898 SOL tokens into its custody. The terms of this purchase transaction were at market at the time when the transaction was entered into in 2025.

On January 19, 2026, Daniel McClory resigned from the Company’s Board of Directors, effective immediately. The resignation was not due to any disagreement. Concurrently, the Company entered into a consulting agreement with Mr. McClory for advisory services related to strategic and capital markets matters with a two year term. As compensation, Dan McClory is entitled to receive, subject to approval of the Company’s board of directors, a grant of restricted stock units with respect to a number of Class B Ordinary Shares equal to $200,000 divided by the average closing price per share on the five trading days preceding the date of the agreement, vesting in eight equal quarterly installments over the two-year term, subject to Dan McClory’s continuous provision of services. In addition, he is entitled to a success fee equal to 5% of the aggregate consideration of any corporate opportunity introduced by Mr. McClory and ultimately consummated by the Company, relating to the Company’s digital assets and infrastructure business.

On January 19, 2026, Alberto Libanori resigned as Head of Operations, effective January 31, 2026, with no disagreement noted.

On January 23, 2026, the Company announced that Avram Grant was appointed Head of Football Operations in connection with his ongoing consulting role, assuming responsibilities related to the Company’s football operations. Avram Grant is entitled to receive a monthly consulting fee of $30,000 for his services.

On January 22, 2026, the Company entered into a Validator Services Agreement with RockawayX Infra Ltd., which is a party related to the Company, to continue the operation and maintenance of a Solana validator in the United Arab Emirates to support the Company’s staking activities. RockawayX is responsible for all operating costs and activities related to the validator, while the Company is entitled to 100% of protocol-native staking rewards from its delegated SOL, and RockawayX retains non-staking economic benefits, including MEV-related income. The Company is not required to stake any SOL with the validator or to do so exclusively. The agreement remains in effect until terminated by either party upon 30 days’ written notice in the event of an uncured material breach.

On February 5, 2026, The Company terminated the previously announced non-binding term sheet with RockawayX Holding a.s. relating to the proposed acquisition of RockawayX a.s.

On February 9, 2026, the Company entered into an Advisory Services Agreement with the Pulsar Group Ltd. Refer to Note 16, Related Parties Transactions, for more information.

In February 2026, the Company received a notice of exercise from RBCH Ltd. pursuant to which RBCH Ltd., a party related to the Company, exercised pre-funded warrants to purchase 187,899 Class B Ordinary Shares of the Company. The pre-funded warrants were exercised for cash at an exercise price of US$0.50 per pre-funded warrant share, and the Company received the related cash proceeds shortly after the exercise notice was submitted. Following the exercise, the Company issued the applicable Class B Ordinary Shares in accordance with the terms of the pre-funded warrant exercise notice.

In May 2026, the Company received an additional notice of exercise from RBCH Ltd. pursuant to which RBCH Ltd., a party related to the Company, exercised pre-funded warrants to purchase 273,212 Class B Ordinary Shares of the Company. The pre-funded warrants were exercised for cash at an exercise price of US$0.50 per pre-funded warrant share, resulting in aggregate cash proceeds of approximately US$136,606. The cash proceeds were received around the date when the exercise notice was submitted, and the Company issued the related Class B Ordinary Shares in accordance with the terms of the pre-funded warrant exercise notice.

On March 10, 2026, the Company issued a notice of an Extraordinary General Meeting to be held on April 7, 2026, to consider several proposed shareholder resolutions. The Company announced a strategic initiative to align its operations and corporate structure with its focus on Solana-based digital infrastructure, with primary operations centered in Abu Dhabi. The initiative, subject to shareholder approval, includes a proposed name change to Solmate Infrastructure PLC, amendments to the Company’s constitutional documents, and a planned 10-for-1 reverse stock split intended to position the Company’s shares within a more conventional trading range. The proposed reverse stock split is expected to become effective following a shareholder meeting scheduled for April 7, 2026. In addition, the Company plans to streamline its legacy sports portfolio by winding down certain underperforming operations while retaining its flagship Italian football team.

On April 2, 2026, and April 5, 2026, Dr. Arthur Laffer and Viktor Fischer, respectively, resigned from the Board of Directors. Both resignations were not due to any disagreement with the Company.

On April 7, 2026, the Company held its Extraordinary General Meeting (“EGM”), at which shareholders voted on previously proposed resolutions. Shareholders approved, among other matters, the change of the Company’s name, amendments to the memorandum of association, and a 10-for-1 reverse share split, subject to implementation at the discretion of the Board of Directors.

On April 17, 2026, the Company entered into a deed of transfer with Stabia Capital S.r.l. pursuant to which the Company agreed to sell its entire equity interest in S.S. Juve Stabia S.r.l., an Italian professional football club, for nominal consideration of €1.00. As part of the transaction, the buyer agreed to assume all outstanding debts, obligations, and liabilities of Juve Stabia.

On April 23, 2026, the Company received a written determination from the Listing Qualifications Staff of The Nasdaq Stock Market LLC indicating that the Company is not in compliance with the minimum bid price requirement of $1.00 per share and that its Class B ordinary shares are subject to potential delisting. The Company intends to timely request a hearing, which will stay any delisting action pending the outcome of the hearing, during which time the Company’s shares will continue to trade on Nasdaq. The Company expects to regain compliance with the minimum bid price requirement following the implementation of the stock split effected on May 14, 2026.

On April 24, 2026, the Company entered into a Rights Agreement with Equiniti Trust Company, LLC, as rights agent, pursuant to which the Board of Directors authorized the issuance of one purchase right for each outstanding Class B ordinary share. The rights will be distributed to shareholders of record on May 5, 2026 and will expire on April 23, 2027. Each right entitles the holder to purchase one ordinary share at an exercise price of $6.00, subject to the terms and conditions of the agreement. The Rights Agreement is intended to protect shareholders by discouraging acquisitions of control without Board approval, including by providing for potential dilution if a person or group acquires beneficial ownership of 9.99% (or 20% for certain investors) or more of the Company’s outstanding shares without prior approval of the Board.

On April 24, 2026, Marco Santori was terminated as the Chief Executive Officer and director of the Company. Refer to Note 15 for more information on related legal matters.

On April 24, 2026, the Board members approved the appointment of Guy Hirsch, a Strategic Advisor to the Company, as Interim Chief Operating Officer, effective immediately and until May 1, 2026. No compensation was paid to Guy Hirsch for the services rendered in his role as Interim Chief Operating Officer.

On April 29, 2026, Ron Sade, a Strategic Advisor to the Company, was appointed as the Company’s Chief Executive Officer (CEO), effective as of May 1, 2026. The new CEO compensation package includes an annual base salary of $450,000 and a one-time sign-on bonus of $200,000, payable shortly after the commencement of employment and subject to repayment if employment terminates within six months. The CEO is also entitled to a performance-based equity award in successive $1.6 million tranches upon achievement of specified share price appreciation targets and continued employment.

On May 5, 2026, the Company’s Board of Directors approved the previously authorized 10-for-1 reverse share split, which is expected to become effective on or about May 14, 2026, subject to Nasdaq processing and customary administrative procedures. Upon effectiveness, the Company’s outstanding Class B ordinary shares are expected to decrease from approximately 83.9 million shares to approximately 8.4 million shares. The reverse share split is intended to assist the Company in regaining compliance with Nasdaq’s minimum bid price requirement for continued listing.

On May 14, 2026, the Company effected a 1-for-10 reverse share split of its ordinary shares (the “Reverse Share Split”). Following the Reverse Share Split, the Company’s Class B ordinary shares continued trading on the Nasdaq Capital Market under the symbol “SLMT” on a split-adjusted basis. The Reverse Share Split was approved by the Company’s shareholders at an extraordinary general meeting held on April 7, 2026, and subsequently approved by the Company’s board of directors on May 1, 2026. The Reverse Share Split was implemented to enable the Company to regain compliance with Nasdaq Listing Rule 5550(a)(2), which requires a minimum bid price of at least $1.00 per share for continued listing on Nasdaq. The amount of the Company’s shares, equity warrants, RSAs, RSUs and other equity instruments has been adjusted for this 10:1 reverse share split in the presentation of these consolidated financial statements and the notes to the consolidated financial statements.